Fair value measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Equity securities at fair value	$ 222	$ 7,317
Available-for-sale investments	3,473,730	2,661,116
Other assets - Derivatives	8,120	6,692
Financial liabilities
Other liabilities - Derivatives	3,424	25,534
Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	222	7,317
Available-for-sale investments	3,473,730	2,661,116
Other assets - Derivatives	8,120	6,692
Financial liabilities
Other liabilities - Derivatives	3,424	25,534
Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	7,081
Available-for-sale investments	1,091,009	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	222	236
Available-for-sale investments	2,369,547	2,648,171
Other assets - Derivatives	8,120	6,692
Financial liabilities
Other liabilities - Derivatives	3,424	25,534
Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	13,174	12,945
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Equity securities at fair value	222	7,317
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	222	7,317
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	0	7,081
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	222	236
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	3,143,624	2,566,066
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	3,143,624	2,566,066
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	823,809	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	2,319,815	2,566,066
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	289,593	22,408
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	289,593	22,408
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	267,200	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	22,393	22,408
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	13,174	12,945
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	13,174	12,945
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	13,174	12,945
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	27,339	59,697
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	27,339	59,697
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	27,339	59,697
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0